Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	COCA-COLA EUROPEAN PARTNERS plc
Entity Central Index Key	0001650107
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	456,399,877
Document Transition Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Annual Report	true